Quarterly Holdings Report
for

Fidelity® Real Estate Index Fund

October 31, 2020

URX-QTLY-1220
1.929348.109

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.7%
REITs - Apartments - 17.5%
American Campus Communities, Inc.	426,229	$15,966,538
American Homes 4 Rent Class A	843,151	23,835,879
Apartment Investment & Management Co. Class A	458,970	14,641,143
AvalonBay Communities, Inc.	429,214	59,716,544
Camden Property Trust (SBI)	295,125	27,222,330
Equity Residential (SBI)	1,034,661	48,608,374
Essex Property Trust, Inc.	197,480	40,402,433
Front Yard Residential Corp. Class B	172,609	2,311,235
Independence Realty Trust, Inc.	297,529	3,614,977
Investors Real Estate Trust	40,211	2,710,624
Invitation Homes, Inc.	1,739,900	47,429,674
Mid-America Apartment Communities, Inc.	348,912	40,693,573
UDR, Inc.	890,365	27,815,003
		354,968,327
REITs - Diversified - 13.3%
Apple Hospitality (REIT), Inc. (a)	641,992	6,355,721
Cousins Properties, Inc.	457,409	11,654,781
Digital Realty Trust, Inc.	824,366	118,956,014
Duke Realty Corp.	1,136,942	43,192,427
EPR Properties	228,015	5,435,878
Global Net Lease, Inc.	272,195	3,873,335
NexPoint Residential Trust, Inc.	71,950	3,188,824
PS Business Parks, Inc.	57,567	6,564,365
Store Capital Corp.	703,905	18,090,359
Vornado Realty Trust	476,180	14,633,011
Washington REIT (SBI)	220,162	3,848,432
WP Carey, Inc.	533,091	33,376,828
		269,169,975
REITs - Health Care - 10.0%
CareTrust (REIT), Inc.	302,372	5,170,561
Community Healthcare Trust, Inc.	76,435	3,538,941
Diversified Healthcare Trust (SBI)	736,107	2,131,030
Healthcare Realty Trust, Inc.	415,528	11,551,678
Healthcare Trust of America, Inc.	677,760	16,469,568
Healthpeak Properties, Inc.	1,650,777	44,521,456
LTC Properties, Inc.	118,296	3,904,951
Universal Health Realty Income Trust (SBI)	38,417	2,054,157
Ventas, Inc.	1,141,996	45,074,582
Welltower, Inc.	1,275,296	68,572,666
		202,989,590
REITs - Health Care Facilities - 1.4%
National Health Investors, Inc.	140,998	7,902,938
Omega Healthcare Investors, Inc.	694,238	20,000,997
		27,903,935
REITs - Hotels - 3.1%
Chatham Lodging Trust	139,317	1,023,980
DiamondRock Hospitality Co.	595,455	2,941,548
Hersha Hospitality Trust	123,353	604,430
Hospitality Properties Trust (SBI)	503,403	3,629,536
Host Hotels & Resorts, Inc.	2,137,250	22,398,380
Park Hotels & Resorts, Inc.	724,531	7,194,593
Pebblebrook Hotel Trust (a)	391,835	4,694,183
RLJ Lodging Trust	511,977	4,187,972
Ryman Hospitality Properties, Inc.	169,157	6,740,906
Summit Hotel Properties, Inc.	311,562	1,645,047
Sunstone Hotel Investors, Inc.	624,225	4,631,750
Xenia Hotels & Resorts, Inc.	338,323	2,787,782
		62,480,107
REITs - Industrial Buildings - 0.7%
Stag Industrial, Inc.	482,763	15,023,585
REITs - Management/Investment - 1.7%
American Assets Trust, Inc.	145,375	3,042,699
Empire State Realty Trust, Inc.	396,545	2,133,412
Lexington Corporate Properties Trust	858,307	8,522,989
National Retail Properties, Inc.	528,605	16,920,646
Retail Properties America, Inc.	638,024	3,343,246
		33,962,992
REITs - Manufactured Homes - 3.5%
Equity Lifestyle Properties, Inc.	517,170	30,611,292
Sun Communities, Inc.	301,217	41,456,496
		72,067,788
REITs - Office Buildings - 0.1%
Government Properties Income Trust	131,468	2,420,326
REITs - Office Property - 10.4%
Alexandria Real Estate Equities, Inc.	362,315	54,897,969
Boston Properties, Inc.	432,062	31,285,609
Brandywine Realty Trust (SBI)	548,253	4,802,696
City Office REIT, Inc.	122,813	776,178
Columbia Property Trust, Inc.	322,992	3,417,255
Corporate Office Properties Trust (SBI)	352,032	7,896,078
Douglas Emmett, Inc.	501,300	11,830,680
Easterly Government Properties, Inc.	257,492	5,381,583
Equity Commonwealth	335,641	8,867,635
Franklin Street Properties Corp.	260,309	1,093,298
Highwoods Properties, Inc. (SBI)	326,869	9,730,890
Hudson Pacific Properties, Inc.	473,632	9,122,152
JBG SMITH Properties	323,953	7,564,303
Kilroy Realty Corp.	315,231	14,841,075
Mack-Cali Realty Corp.	260,535	2,863,280
Paramount Group, Inc.	492,549	2,846,933
Piedmont Office Realty Trust, Inc. Class A	367,175	4,193,139
SL Green Realty Corp.	221,889	9,499,068
VEREIT, Inc.	3,321,738	20,594,776
		211,504,597
REITs - Regional Malls - 3.4%
Simon Property Group, Inc.	935,960	58,787,648
Tanger Factory Outlet Centers, Inc. (a)	290,638	1,799,049
Taubman Centers, Inc.	190,988	6,382,819
The Macerich Co. (a)	328,502	2,286,374
		69,255,890
REITs - Shopping Centers - 6.9%
Acadia Realty Trust (SBI)	240,863	2,247,252
Brixmor Property Group, Inc.	906,384	9,933,969
Federal Realty Investment Trust (SBI)	208,583	14,346,339
Kimco Realty Corp.	1,308,579	13,426,021
Kite Realty Group Trust	255,315	2,645,063
Ramco-Gershenson Properties Trust (SBI)	215,512	1,053,854
Realty Income Corp.	1,057,904	61,210,325
Regency Centers Corp.	479,908	17,079,926
Retail Opportunity Investments Corp.	387,520	3,770,570
Seritage Growth Properties (a)(b)	117,681	1,498,079
SITE Centers Corp.	453,230	3,086,496
Urban Edge Properties	339,036	3,186,938
Washington Prime Group, Inc. (a)	599,809	351,188
Weingarten Realty Investors (SBI)	358,308	5,682,765
		139,518,785
REITs - Single Tenant - 1.7%
Agree Realty Corp. (a)	172,504	10,707,323
Essential Properties Realty Trust, Inc.	325,048	5,369,793
Four Corners Property Trust, Inc.	230,776	5,847,864
Getty Realty Corp.	111,581	2,932,349
Spirit Realty Capital, Inc.	312,670	9,395,734
		34,253,063
REITs - Storage - 9.7%
CubeSmart	600,887	20,388,096
Extra Space Storage, Inc.	397,589	46,100,445
Life Storage, Inc.	147,495	16,836,554
National Storage Affiliates Trust	195,903	6,639,153
Public Storage	462,476	105,939,377
		195,903,625
REITs - Warehouse/Industrial - 16.3%
Americold Realty Trust	626,430	22,695,559
EastGroup Properties, Inc.	123,039	16,374,030
First Industrial Realty Trust, Inc.	397,411	15,820,932
Industrial Logistics Properties Trust	222,878	4,274,800
Monmouth Real Estate Investment Corp. Class A	310,340	4,298,209
Prologis (REIT), Inc.	2,261,500	224,340,792
QTS Realty Trust, Inc. Class A	191,312	11,767,601
Rexford Industrial Realty, Inc.	395,078	18,355,324
Terreno Realty Corp.	216,641	12,192,555
		330,119,802
TOTAL COMMON STOCKS
(Cost $2,301,314,305)		2,021,542,387

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.10% (c)	3,358,128	3,358,800
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	6,360,551	6,361,187
TOTAL MONEY MARKET FUNDS
(Cost $9,719,987)		9,719,987
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,311,034,292)		2,031,262,374
NET OTHER ASSETS (LIABILITIES) - (0.2)%(e)		(4,092,034)
NET ASSETS - 100%		$2,027,170,340

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	27	Dec. 2020	$5,118,120	$4,234	$4,234

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $324,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,228
Fidelity Securities Lending Cash Central Fund	59,138
Total	$60,366

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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